OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Direct and indirect tax receivables	$ 41,197	$ 27,551
Prepaid expenses	21,928	32,985
Receivables from hedging transactions - see Note 10A	14,463	768
Other receivables	474	513
Total other current assets	$ 78,062	$ 61,817